UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
January 14, 2014 to February 12, 2014

Commission File Number of Issuing entity:	333-179413-01

UBS- Barclays Commercial Mortgage Trust 2013-C6
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-179413

Barclays Commercial Mortgage Securities LLC.
(Exact name of depositor as specified in its charter)

UBS Real Estate Securities Inc
Barclays Bank PLC
Natixis Real Estate Capital LLC
Redwood Commercial Mortgage Corporation
(Exact name of sponsors as specified in their charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

27-010880
(I.R.S. Employer Identification No.)

745 Seventh Avenue
New York, New York
(Address of principal executive offices of issuing entity)

10019
(Zip Code)

(212) 412-4000
(Telephone number, including area code)

None
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	[ ]	[ ]	[_X_]	Not Applicable
Class A-2	[ ]	[ ]	[_X_]	Not Applicable
Class A-3	[ ]	[ ]	[_X_]	Not Applicable
Class A-4	[ ]	[ ]	[_X_]	Not Applicable
Class A-SB	[ ]	[ ]	[_X_]	Not Applicable
Class A-S	[ ]	[ ]	[_X_]	Not Applicable

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes [ X ] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.
On February 12, 2014 a distribution was made to holders of the certificates issued by UBS- Barclays Commercial Mortgage Trust 2013-C6. The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b) Exhibit 99.1 for the related information.

No assets securitized by Barclays Commercial Mortgage Securities LLC. (the 'Depositor') and held by UBS- Barclays Commercial Mortgage Trust 2013-C6 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from January 11, 2014 to February 12, 2014.

The depositor has filed a Form ABS-15G on February 14, 2013. The CIK number of the depositor is 0001541480.

UBS Real Estate Securities Inc, one of the sponsors, has filed a Form ABS-15G on February 13, 2014. The CIK number of UBS Real Estate Securities Inc is 0001541886.

Barclays Bank PLC, one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of Barclays Bank PLC is 0000312070.

Natixis Real Estate Capital LLC, one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of Natixis Real Estate Capital LLC is 0001542256.

Redwood Commercial Mortgage Corporation, one of the sponsors, has filed a Form ABS-15G on February 12, 2014. The CIK number of Redwood Commercial Mortgage Corporation is 0001567746.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.
None

Item 3. Sales of Securities and Use of Proceeds.
None

Item 4. Defaults Upon Senior Securities.
None

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
The Gateway mortgaged property constitutes a significant obligor within the meaning of item 1101 (k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for UBS- Barclays Commercial Mortgage Trust 2013-C6 .
Based on the information provided by Gateway mortgage loan borrower, the net operating income of the significant obligor was $12,492,364.49 for 2013 third quarter ended September 30, 2013.

Item 7. Significant Enhancement Provider Information.
Not Applicable

Item 8. Other Information.
None.

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of UBS- Barclays Commercial Mortgage Trust 2013-C6, relating to the February 12, 2014 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC.
(Depositor)

Date: February 26, 2014	By: /s/ Daniel Vinson
Name: Daniel Vinson
Title: Vice President

Exhibit Number	Description
Exhibit 99.1	Monthly report distributed to holders of the certificates issued by UBS- Barclays Commercial Mortgage Trust 2013-C6, relating to the February 12, 2014 distribution.